Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Share-Based Payments [Abstract]
Schedule of Assumptions Used in the Black-Scholes Model

The weighted average assumptions used in the Black-Scholes option pricing model in valuing stock options granted during the three and nine months ended March 31, 2025 and 2024, are summarized in the table below.

	2025	2024
Exercise price	$4.14	$0.37
Risk-free interest rate	4.21%	3.95-4.30%
Volatility	125%	116-203%
Expected life (years)	3.4	3.5-3.6
Dividend yield	$0%	$0%

The assumptions used in the Black-Scholes model during the years ended June 30, 2024 and 2023, are set forth in the table immediately below:

June 30, 2024
Exercise price	$7.40
Risk-free interest rate	3.95 - 4.30%
Volatility	116 - 203%
Expected life (years)	3.5 - 3.6
Dividend yield	$0%

June 30, 2023
Exercise price	$35.60 – 195.00
Risk-free interest rate	3.37 - 3.77%
Volatility	92 - 125%
Expected life (years)	3.1 - 5
Dividend yield	$0%

Schedule of Changes in Outstanding Options

The following is a summary of changes in the Company’s outstanding options from July 1, 2024 to March 31, 2025:

	Number	Weighted Average Exercise Price
Balance at July 1, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(558)	45.19
Balance at March 31, 2025	61,864	$32.41
March 31, 2025:
Vested and exercisable	19,768	$89.96
Unvested	42,096	$5.39

The following is a summary of changes in outstanding options from July 1, 2022 to June 30, 2024:

	Number	Weighted Average Exercise Price

Balance as at July 1, 2022	2,780	$2,571.80
Granted	3,086	37.00
Expired/Forfeited	(734)	5,342.60
Balance as at June 30, 2023	5,132	625.60
Granted	29,020	7.40
Expired/Forfeited	(428)	3,286.80
Balance as at June 30, 2024	33,723	$57.80

June 30, 2023:
Vested and exercisable	2,553	$1,148.80
Unvested	2,578	$107.60

June 30, 2024:
Vested and exercisable	5,646	$298.00
Unvested	28,077	$8.00